DGA Absolute Return ETF

SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.8%
Goldman Sachs Access Treasury 0-1 Year ETF	76,976	$7,709,916
SPDR Portfolio S&P 500 Value ETF	42,311	1,715,288
SPDR Portfolio S&P 500 Growth ETF	29,453	1,703,562
Vanguard Total World Stock ETF	10,294	931,195
Vanguard Total Stock Market ETF	9,760	2,018,271
SPDR S&P 500 ETF Trust	3,342	1,397,624
Total Exchange Traded Funds
(Cost $15,822,847)		15,475,856

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund, Class X, 5.276% (1)	54,010	54,010
Total Short-Term Investments
(Cost $54,010)		54,010

Total Investments in Securities - 100.1%
(Cost $15,876,857)		15,529,866
Liabilities in Excess of Other Assets - (0.1)%		(17,211)
Total Net Assets - 100.0%		$15,512,655

(1)	The rate shown is the annualized seven-day effective yield as of October 31, 2023.

Summary of Fair Value Exposure at October 31, 2023 (Unaudited)

The DGA Absolute Return ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 15,475,856	$ –	$ –	$ 15,475,856
Short-Term Investments	54,010	–	–	54,010
Total Investments in Securities	$ 15,529,866	$ –	$ –	$ 15,529,866